N-4	May 04, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Forethought Life Insurance Co Separate Account A
Entity Central Index Key	0001554348
Entity Investment Company Type	N-4
Document Period End Date	May 04, 2026
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

Lord Abbett Series Fund Bond Debenture Portfolio

Effective immediately, the Current Expenses and the Current Expenses + Fund Facilitation Fee are updated for the Lord Abbett Series Fund Bond Debenture Portfolio Sub-Account. Accordingly, the information in the “Current Expenses” and the “Current Expenses + Fund Facilitation Fee” columns for the above referenced Sub-Account listed in your prospectus under “Appendix B – Investment Options Available Under the Contract” is hereby deleted and replaced as follows:

Lord Abbett Series Fund Bond Debenture Portfolio – Class VC

●	Current Expenses: 1.05%

●	Current Expenses + Fund Facilitation Fee: 1.05%

Nomura VIP Asset Strategy Series

Nomura VIP Core Equity Series

Nomura VIP International Core Equity Series

Nomura VIP Value Series

Effective immediately, footnotes 6, 7, 8 and 9 to the table in “Appendix B – Investment Options Available Under the Contract” are deleted and replaced as follows:

(6)	Effective December 1, 2025, Macquarie VIP Asset Strategy Series was renamed Nomura VIP Asset Strategy Series

(7)	Effective December 1, 2025, Macquarie VIP Core Equity Series was renamed Nomura VIP Core Equity Series.

(8)	Effective December 1, 2025, Macquarie VIP International Core Equity Series was renamed Nomura VIP International Core Equity Series.

(9)	Effective December 1, 2025, Macquarie VIP Value Series was renamed Nomura VIP Value Series.

ForeInvestors Choice Variable Annuity [Member]
Variable Option [Line Items]
Prospectuses Available [Text Block]

Effective immediately, the Current Expenses and the Current Expenses + Fund Facilitation Fee are updated for the Lord Abbett Series Fund Bond Debenture Portfolio Sub-Account. Accordingly, the information in the “Current Expenses” and the “Current Expenses + Fund Facilitation Fee” columns for the above referenced Sub-Account listed in your prospectus under “Appendix B – Investment Options Available Under the Contract” is hereby deleted and replaced as follows:

ForeInvestors Choice Variable Annuity [Member] | Lord Abbett Series Fund Bond Debenture Portfolio – Class VC [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC
Current Expenses [Percent]	1.05%
Current Expenses + Platform Charge [Percent]	1.05%